Share-Based Compensation - Schedule of Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Option Activity [Line Items]
Number, Options outstanding	102,288	102,288	102,288	102,288
Wtd. Avg Exercise Price, Options outstanding	$ 47.13	$ 35.35	$ 47.13	$ 47.13
Wtd. Avg. Remaining Life, Options outstanding	7 years 4 months 2 days	8 years 7 months 2 days	6 years 4 months 2 days	7 years 4 months 2 days
Aggregate Intrinsic Value, Options outstanding
Number, Options exercisable	55,286		55,286	55,286
Wtd. Avg Exercise Price, Options exercisable	$ 66.01		$ 66.01	$ 66.01
Wtd. Avg. Remaining Life, Options exercisable			5 years 10 months 13 days	6 years 10 months 13 days
Aggregate Intrinsic Value, Options exercisable
Number, Options granted
Wtd. Avg Exercise Price, Options granted
Number, Options forfeited
Weighted average of exercise Price, Options forfeited
Number, Options exercised
Wtd. Avg Exercise Price, Options exercised